Advances to Suppliers and Other (Details) - Schedule of Advances to Suppliers - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Advances to Suppliers [Abstract]
Advance to suppliers	$ 7,184,132	$ 1,747,551
Advance payment for potential factory lease and land purchase	1,000,000	1,000,000
Total	$ 8,184,132	$ 2,747,551